Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated July 31, 2014, and as currently filed with the U.S. Securities and Exchange Commission, are incorporated by reference into this Summary Prospectus. You can find the Fund’s Prospectus and other information about the Fund online at www.weitzinvestments.com/literature_and_forms/prospectuses.fs. You can also get this information at no cost by calling 800-304-9745 or by sending an e-mail request to clientservices@weitzinvestments.com.

Investment Objective

The investment objective of the Fund is current income consistent with the preservation of capital.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Institutional	Investor
	Class	Class
Maximum sales charge (load)	None	None
on purchase
Maximum deferred sales charge (load)	None	None
Redemption fee	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage
of the value of your investment)
	Institutional	Investor
	Class	Class
Management fees	0.40%	0.40%
Distribution (12b-1) fees	None	None
Other expenses	0.21	0.51
Acquired fund fees and expenses(1)	0.01	0.01
Total annual fund operating expenses	0.62%	0.92%
Fee waiver and/or expense
reimbursement(2)	0.00	(0.06)
Total annual fund operating expenses
after fee waiver and/or expense	0.62%	0.86%
reimbursement

(1) The Fund has invested a portion of its temporary cash reserves in one or more money market funds (“acquired funds”). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

(2) The investment adviser has agreed in writing to waive its fees and reimburse certain expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit the total annual fund operating expenses for Investor Class shares to 0.85% of the Class’ average daily net assets through July 31, 2015. This agreement may only be terminated by the Board of Trustees of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$63	$199	$346	$774
Investor Class	$88	$287	$503	$1,126

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of the portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities. These debt securities may include U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities, asset-backed securities, preferred stock, taxable municipal bonds and securities issued by foreign governments. The Fund may invest up to 15% of its total assets in debt securities which are non-investment grade or unrated (commonly referred to as “junk bonds”) (U.S. Government securities, as described above, even if unrated, do not count toward this 15% limit). The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures. These investments will typically be made for investment purposes consistent with the Fund’s investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances. These derivative instruments will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy. The Fund may invest in common stocks and securities convertible into common stocks. The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions. The Fund may invest in debt securities of all maturities, but expects to maintain a dollar-weighted average maturity of between two to five years. The dollar-weighted average maturity of the Fund’s portfolio as of June 30, 2014 was 3.5 years.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high quality debt securities. In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks

You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

• Market Risk As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors. You may lose money if you invest in the Fund.

• Interest Rate Risk The market value of debt securities is significantly affected by changes in interest rates. When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up. Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments. Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

• Credit Risk When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal. Lower-rated debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities. Prices of non-investment grade debt securities may be more sensitive to adverse economic changes or issuer developments, than investment grade debt securities.

• Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates. If a security held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

• Debt Securities Liquidity Risk Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of

Weitz Funds - Short-Intermediate Income Fund

WEITZINVESTMENTS.COM

market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

• Mortgage-Backed (and Other Asset-Backed) Securities Risk Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying mortgage pool (or loan pool). Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive any payments. Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders. Risks to the securities holders can include (i) the underlying mortgage pool (or loan pool) may not pay as expected (including, changes in interest rates may affect the prepayment experience of the pool, which may change the timing of payments on the securities), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities in particular and (iii) the credit support may be insufficient to make payment on the securities.

• Government-Sponsored Enterprises Risk The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury. Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac. Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, has caused Fannie Mae and Freddie Mac to become supported by the U.S. Government. No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie  Mac. Congress has begun considering proposals to wind down Fannie Mae and Freddie Mac and reduce the U.S. Government’s role in the mortgage market. The proposals include whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of several continuing legal actions and investigations over certain accounting, disclosure and corporate governance matters, which (along with any financial restatements) may continue to have an adverse effect on these entities.

• Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

• Derivatives Risk Derivatives, such as options, futures contracts, and options on futures contracts, are investments whosevalueisderivedfromthevalueofanunderlyinginstrument, such as a security, ETF, asset, reference rate or index. Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Futures transactions and their related options also involve brokerage costs and require the Fund to segregate liquid assets to cover its performance under such contracts. In addition, derivatives are also subject to liquidity risk, counterparty credit risk, interest rate risk, and market risk. The Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.

• Failure to Meet Investment Objective There can be no assurance that the Fund will meet its investment objective.

Weitz Funds - Short-Intermediate Income Fund

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance

The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of a broad-based securities market index, the Barclays Intermediate U.S. Government/Credit Index, which is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years. The Fund’s returns are also compared to the annual percentage change in the U.S. Consumer Price Index (“CPI”) plus 1.00%. CPI is an unmanaged index representing the rate of inflation of U.S. consumer prices as determined by the U.S. Department of Labor Statistics. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns—Institutional Class

The year-to-date return for the Fund’s Institutional Class for the six months ended June 30, 2014 was 1.38%.

Best and Worst Performing Quarters
(during the period shown above)
	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	4.12%
Worst Quarter	2nd Quarter 2013	-1.25%

Average Annual Total Returns
(for periods ended December 31, 2013)
	1 Year	5 Year	10 Year
Institutional Class
Return Before Taxes	1.11%	4.52%	3.92%
Return After Taxes on
Distributions	0.28%	3.62%	2.83%
Return After Taxes on
Distributions and Sale of
Fund Shares	0.63%	3.17%	2.65%
Investor Class
Return Before Taxes(1)	0.93%	4.41%	3.87%
Barclays Intermediate U.S.
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)	-0.86%	3.96%	4.09%
CPI + 1.00%	2.52%	3.10%	3.40%

(1) Investor Class shares first became available for sale on August 1, 2011. For performance prior to that date, this table includes the actual performance of the Fund’s Institutional Class (and uses the actual expenses of the Fund’s Institutional Class, for such period of time), without any adjustments. For any such period of time, the performance of the Fund’s Investor Class would have been substantially similar to, yet lower than, the performance of the Fund’s Institutional Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of

Weitz Funds - Short-Intermediate Income Fund

state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Fund Management

Investment Adviser

Weitz Investment Management, Inc. (“Weitz Inc.”) is the investment adviser for the Fund.

Portfolio Manager

Thomas D. Carney, CFA, is primarily responsible for the day-to-day management of the Fund. Mr. Carney served as co-manager of the Fund from January 1996 to September 2000 and became sole portfolio manager of the Fund in September 2000.

Purchase and Sale of Fund Shares

For Investor Class shares, the minimum investment required to open an account in the Fund is $2,500. The subsequent minimum investment requirement is $25.

For Institutional Class shares, the minimum investment required to open an account in the Fund is $1,000,000. The subsequent minimum investment requirement is $25.

Investors may purchase, redeem or exchange Fund shares by written request, telephone, online, or through a financial intermediary on any day the New York Stock Exchange is open for business. You may conduct transactions by mail (Weitz Funds, c/o BFDS, 330 W 9th Street, 1st Floor, Kansas City, MO 64105), by telephone at 800-304-9745, or online at weitzinvestments.com. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income and/ or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Such tax-deferred arrangements may be taxed upon withdrawals made from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a financial adviser), the Fund and/or its investment adviser may pay the intermediary a fee to compensate them for the services it provides, which may include performing sub-accounting services, delivering Fund documents to shareholders and providing information about the Fund. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Weitz Funds - Short-Intermediate Income Fund

WEFIX ,WSHNX Sum Pro
3292014

Weitz Funds - Short-Intermediate Income Fund